Long-term investments - Investments in Significant Partnerships and Joint Ventures (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Assets	$ 13,223,906	$ 10,920,786
Liabilities	7,234,541	6,182,415
AQN's investment carrying amount for the entities	186,452	82,111
Investments in Significant Partnerships and Joint Ventures
Schedule of Equity Method Investments [Line Items]
Assets	3,201,967	833,791
Liabilities	2,913,188	697,751
Net assets	288,779	136,040
Investments in Significant Partnerships and Joint Ventures | APUC
Schedule of Equity Method Investments [Line Items]
Net assets	141,666	63,624
Difference between investment carrying amount and underlying equity in net assets(a)	44,786	18,487
AQN's investment carrying amount for the entities	$ 186,452	$ 82,111